Leases	12 Months Ended
Dec. 31, 2022
Leases
Leases

(13) Leases

Set out below are the carrying amounts of right-of use assets recognized and the movements during the period:

	2022
	k€
		Right of use	Right of
		Plant,	use
		machinery	Furniture
	Right of use	and	and
	Buildings	equipment	Fixtures	Total
Acquisition and manufacturing costs
Amount beginning of the year	177,602	8,077	997	186,676
Foreign currency translation	(919)	(17)	—	(936)
Additions	38,393	306	338	39,037
Business combination	3,940	—	22	3,962
Disposals	—	—	—	—
Reclass	3,718	(3,678)	(40)	—
Amount end of the year	222,734	4,688	1,317	228,739

Depreciation, amortisation, and write-downs
Amount beginning of the year	35,722	5,384	532	41,638
Foreign currency translation	8	109	—	117
Additions	17,855	575	229	18,659
Disposals	—	—	—	—
Reclass	2,194	(2,166)	(28)	—
Amount end of the year	55,779	3,902	733	60,414

Net book value
Amount beginning of the year	141,880	2,693	465	145,038
Amount end of the year	166,955	786	584	168,325

	2021
	k€
		Right of use	Right of
		Plant,	use
		machinery	Furniture
	Right of use	and	and
	Buildings	equipment	Fixtures	Total
Acquisition and manufacturing costs
Amount beginning of the year	158,454	8,382	529	167,365
Foreign currency translation	7,442	30	—	7,472
Additions	14,077	—	215	14,292
Business combination	—	—	—	—
Disposals	2,453	—	—	2,453
Reclass	82	(335)	253	—
Amount end of the year	177,602	8,077	997	186,676
Depreciation, amortisation, and write-downs
Amount beginning of the year	21,169	3,939	147	25,255
Foreign currency translation	2,573	120	24	2,717
Additions	14,160	1,462	207	15,829
Disposals	2,163	—	—	2,163
Reclass	(17)	(137)	154	—
Amount end of the year	35,722	5,384	532	41,638

Net book value
Amount beginning of the year	137,285	4,443	382	142,110
Amount end of the year	141,880	2,693	465	145,038

Set out below are the carrying amounts of lease liabilities and the movements during the period:

	2022	2021
	k€	k€
Amount beginning of the year	150,437	145,554
Foreign currency translation	(923)	6,691
Additions	38,784	14,292
Business combination	3,962	—
Disposals	(232)	(58)
Accretion of interest	3,841	3,728
Payments	(19,046)	(19,770)
Amount end of the year	176,823	150,437

The lease liabilities are due as follows:

	31 Dec 22	31 Dec 21
	k€	k€
Current portion of lease obligations	14,825	14,473
Long-term lease obligations	161,998	135,964
	176,823	150,437

The following amounts are recognised in profit and loss:

	2022	2021	2020
	k€	k€	k€
Depreciation expense of right-of-use assets	18,659	15,829	16,035
Interest expense on lease liability	3,841	3,728	3,125
Expense relating to short-term leases	476	839	807
Expense relating to leases of low-value assets	50	56	33
Variable lease payments	—	—	—
Total amount recognised in profit and loss	23,026	20,452	20,000

The Group’s cash outflows for leases amounted to k€19,046 in 2022 (2021: k€20,665; 2020: k€ 21,014). Future cash outflows for leases that have not yet begun are set out in the explanation “(31) Commitments and contingencies”.